DEBT - Schedule of contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Maturities of Long-term Debt [Abstract]
2020	¥ 7,267
2021	590
2022	7,187
2023	298
2024	149
Total	¥ 15,491